Income Taxes (Reconciliation Of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit and other	3.10%	3.00%	2.80%
Tax effects on foreign income	(0.10%)
Effective income tax rate attributable to Watsco, Inc.	38.00%	38.00%	37.80%
Taxes attributable to noncontrolling interest	(8.80%)	(6.90%)	(3.60%)
Effective income tax rate	29.20%	31.10%	34.20%